Revenue From Contracts With Customers -Summary Of Contract With Customer Asset And Liability (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Contract With Customer Asset And Liability [Line Items]
Customer advances and prepaid cards	¥ 100,502	$ 14,155	¥ 103,680
Deferred Income, Current	200	30	700
Total	240,280	33,843	253,010
Revenue Related To Loyalty Points [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	181	26	685
Membership [Member]
Contract With Customer Asset And Liability [Line Items]
Deferred Income, Current	¥ 139,600	$ 19,700	¥ 148,645